Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Inventory	$ 67,000	$ 69,179	$ 26,198
Natural gas [Member]
Inventory [Line Items]
Inventory	3,000	6,870	1,326
LNG [Member]
Inventory [Line Items]
Inventory	4,000	6,103	0
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 60,000	$ 56,206	$ 24,872